Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2016
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	Aug. 05, 2016
Document Effective Date	dei_DocumentEffectiveDate	Aug. 05, 2016
Prospectus Date	rr_ProspectusDate	Aug. 05, 2016
James Alpha Global Enhanced Real Return Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO
Supplement [Text Block]	sat_SupplementTextBlock

JAMES ALPHA GLOBAL ENHANCED REAL RETURN PORTFOLIO

A series of THE SARATOGA ADVANTAGE TRUST

CLASS I SHARES (Ticker: GRRIX)

CLASS A SHARES (Ticker: GRRAX)

CLASS C SHARES (Ticker: GRRCX)

Supplement dated August 5, 2016 to the Prospectus

dated December 29, 2015 (the “Prospectus”)

Please be advised that, effective immediately, the following changes are made to the Prospectus:

The name of the James Alpha Global Enhanced Real Return Portfolio is changed to the James Alpha Macro Portfolio. Consequently, all references to the James Alpha Global Enhanced Real Return Portfolio in the Prospectus are deleted and replaced with James Alpha Macro Portfolio (the “Portfolio”).

Please retain this supplement for future reference.